DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
NOTE 6 - DEPOSITS

The aggregate amount of time deposit accounts in denominations of $100,000 or more as of December 31, 2012 and 2011 was $31,331,000 and $34,601,000, respectively.

For time deposits as of December 31, 2012, the scheduled maturities for years ended December 31 are:

(In Thousands)
2013	$46,227
2014	11,270
2015	8,300
2016	2,682
2017	3,992
Total	$72,471

As of December 31, 2012, the Bank has one depositor with total deposits of $23,822,000 or 7.0% of the Company’s total deposits.